QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS	January 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 99.8%
COMMUNICATION SERVICES – 3.4%
Activision Blizzard, Inc.	19	$1,455
Alphabet, Inc., Class A*	792	78,281
AT&T, Inc.	99	2,016
BCE, Inc.	46	2,176
Comcast Corp., Class A	228	8,972
Electronic Arts, Inc.	11	1,415
Meta Platforms, Inc., Class A*	195	29,049
Netflix, Inc.*	45	15,924
TELUS Corp.	69	1,487
T-Mobile US, Inc.*	28	4,181
Verizon Communications, Inc.	64	2,660
Walt Disney Co. (The)*	161	17,467
		165,083
CONSUMER DISCRETIONARY – 7.4%
Airbnb, Inc., Class A*	124	13,778
Amazon.com, Inc.*	711	73,325
AutoZone, Inc.*	1	2,439
Booking Holdings, Inc.*	2	4,868
Chipotle Mexican Grill, Inc.*	2	3,293
Dollar Tree, Inc.*	9	1,352
DR Horton, Inc.	370	36,515
Ferrari NV	6	1,508
Ford Motor Co.	569	7,687
Home Depot, Inc. (The)	66	21,395
Las Vegas Sands Corp.*	31	1,829
Lowe's Cos., Inc.	46	9,580
Lululemon Athletica, Inc.*	171	52,476
Magna International, Inc.	100	6,494
McDonald's Corp.	9	2,407
MercadoLibre, Inc.*	16	18,907
NVR, Inc.*	6	31,620
O'Reilly Automotive, Inc.*	2	1,585
Ross Stores, Inc.	16	1,891
Starbucks Corp.	53	5,784
Stellantis NV	322	5,062
Target Corp.	31	5,336
Tesla, Inc.*	236	40,880
TJX Cos., Inc. (The)	18	1,473
Yum! Brands, Inc.	11	1,436
		352,920
CONSUMER STAPLES – 4.0%
Altria Group, Inc.	29	1,306
Archer-Daniels-Midland Co.	271	22,452
Casey's General Stores, Inc.	87	20,524
Coca-Cola Co. (The)	167	10,241
Colgate-Palmolive Co.	23	1,714
Costco Wholesale Corp.	85	43,447
Estee Lauder Cos., Inc. (The), Class A	29	8,035
General Mills, Inc.	17	1,332
Hershey Co. (The)	6	1,348

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER STAPLES (Continued)
Ingredion, Inc.	314	$32,279
Kimberly-Clark Corp.	11	1,430
Kroger Co. (The)	29	1,294
Mondelez International, Inc., Class A	20	1,309
Monster Beverage Corp.*	13	1,353
PepsiCo, Inc.	41	7,012
Philip Morris International, Inc.	39	4,066
Procter & Gamble Co. (The)	99	14,096
Sysco Corp.	20	1,549
Walgreens Boots Alliance, Inc.	36	1,327
Walmart, Inc.	115	16,545
		192,659
ENERGY – 2.8%
Baker Hughes Co.	82	2,603
Canadian Natural Resources Ltd.	160	9,830
Cenovus Energy, Inc.	279	5,574
Chevron Corp.	100	17,402
ConocoPhillips	56	6,825
Devon Energy Corp.	111	7,020
Enbridge, Inc.	225	9,218
Energy Transfer LP	113	1,501
Enterprise Products Partners LP	57	1,459
EOG Resources, Inc.	18	2,380
Exxon Mobil Corp.	216	25,058
Halliburton Co.	110	4,534
Hess Corp.	19	2,853
Marathon Petroleum Corp.	11	1,414
MPLX LP	42	1,467
Occidental Petroleum Corp.	55	3,563
ONEOK, Inc.	51	3,492
Ovintiv, Inc.	158	7,778
Pembina Pipeline Corp.	44	1,562
Phillips 66	13	1,304
Pioneer Natural Resources Co.	6	1,382
Schlumberger Ltd.	49	2,792
Suncor Energy, Inc.	194	6,736
TC Energy Corp.	33	1,424
Valero Energy Corp.	11	1,540
Williams Cos., Inc. (The)	61	1,967
		132,678
FINANCIALS – 21.9%
Aflac, Inc.	24	1,764
Allstate Corp. (The)	466	59,867
American Express Co.	56	9,796
American International Group, Inc.	21	1,328
Ameriprise Financial, Inc.	122	42,715
Aon PLC, Class A	4	1,275
Apollo Global Management, Inc.	100	7,078
Arthur J Gallagher & Co.	7	1,370
Bank of America Corp.	483	17,137

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	January 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
Bank of Montreal	86	$8,655
Bank of New York Mellon Corp. (The)	49	2,478
Bank of Nova Scotia (The)	133	7,199
Berkshire Hathaway, Inc., Class B*	257	80,061
BlackRock, Inc.	18	13,666
Blackstone, Inc.	207	19,864
Brookfield Corp.	416	15,475
Canadian Imperial Bank of Commerce	92	4,197
Capital One Financial Corp.	323	38,437
Charles Schwab Corp. (The)	48	3,716
Chubb Ltd.	161	36,626
Citigroup, Inc.	120	6,266
CME Group, Inc.	10	1,767
CNA Financial Corp.	534	23,261
Everest Re Group Ltd.	144	50,355
Fidelity National Financial, Inc.	955	42,049
Globe Life, Inc.	320	38,672
Goldman Sachs Group, Inc. (The)	15	5,487
Hartford Financial Services Group, Inc. (The)	428	33,217
Intercontinental Exchange, Inc.	16	1,721
JPMorgan Chase & Co.	161	22,533
KKR & Co., Inc.	224	12,501
Manulife Financial Corp.	276	5,465
Marsh & McLennan Cos., Inc.	237	41,454
MetLife, Inc.	523	38,189
Moody's Corp.	37	11,942
Morgan Stanley	117	11,388
MSCI, Inc.	21	11,163
Nasdaq, Inc.	27	1,625
PNC Financial Services Group, Inc. (The)	35	5,790
Principal Financial Group, Inc.	318	29,431
Progressive Corp. (The)	10	1,363
Prudential Financial, Inc.	23	2,414
Raymond James Financial, Inc.	282	31,801
Reinsurance Group of America, Inc.	232	35,211
RenaissanceRe Holdings Ltd.	75	14,677
Royal Bank of Canada	168	17,196
S&P Global, Inc.	100	37,494
State Street Corp.	76	6,941
Sun Life Financial, Inc.	50	2,511
Synchrony Financial	873	32,065
Toronto-Dominion Bank (The)	205	14,190
Truist Financial Corp.	161	7,952
Unum Group	893	37,533
US Bancorp	38	1,892
Wells Fargo & Co.	153	7,171
Willis Towers Watson PLC	120	30,503
		1,047,894

	Number of Shares	Value
COMMON STOCKS (Continued)
HEALTH CARE – 11.6%
Abbott Laboratories	89	$9,839
AbbVie, Inc.	54	7,978
Agilent Technologies, Inc.	36	5,475
Alcon, Inc.	30	2,256
Alnylam Pharmaceuticals, Inc.*	13	2,943
AmerisourceBergen Corp.	156	26,358
Amgen, Inc.	5	1,262
Becton Dickinson and Co.	5	1,261
Biogen, Inc.*	5	1,454
Bio-Rad Laboratories, Inc., Class A*	49	22,906
Boston Scientific Corp.*	29	1,341
Bristol-Myers Squibb Co.	19	1,380
Centene Corp.*	17	1,296
Cigna Corp.	206	65,234
CVS Health Corp.	22	1,941
Danaher Corp.	60	15,863
DaVita, Inc.*	705	58,085
Dexcom, Inc.*	54	5,783
Edwards Lifesciences Corp.*	18	1,381
Elevance Health, Inc.	3	1,500
Eli Lilly & Co.	31	10,669
GE Healthcare Technologies, Inc.*	21	1,460
Gilead Sciences, Inc.	16	1,343
Humana, Inc.	150	76,755
IDEXX Laboratories, Inc.*	19	9,130
Illumina, Inc.*	38	8,140
Intuitive Surgical, Inc.*	39	9,582
IQVIA Holdings, Inc.*	36	8,259
Johnson & Johnson	103	16,832
McKesson Corp.	90	34,081
Medtronic PLC	32	2,678
Merck & Co., Inc.	57	6,122
Mettler-Toledo International, Inc.*	4	6,132
Moderna, Inc.*	35	6,162
Pfizer, Inc.	215	9,494
Regeneron Pharmaceuticals, Inc.*	2	1,517
ResMed, Inc.	6	1,370
Stryker Corp.	23	5,838
Thermo Fisher Scientific, Inc.	28	15,969
UnitedHealth Group, Inc.	153	76,376
Vertex Pharmaceuticals, Inc.*	5	1,616
Zimmer Biomet Holdings, Inc.	10	1,273
Zoetis, Inc.	47	7,778
		554,112
INDUSTRIALS – 13.6%
3M Co.	11	1,266
AMETEK, Inc.	10	1,449
Boeing Co. (The)*	22	4,686
Booz Allen Hamilton Holding Corp.	389	36,815
Builders FirstSource, Inc.*	680	54,196
CACI International, Inc., Class A*	111	34,198

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	January 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
Canadian National Railway Co.	82	$9,765
Canadian Pacific Railway Ltd.	112	8,837
Carrier Global Corp.	140	6,374
Caterpillar, Inc.	21	5,298
CH Robinson Worldwide, Inc.	496	49,684
Cintas Corp.	64	28,399
Copart, Inc.*	31	2,065
CoStar Group, Inc.*	17	1,324
CSX Corp.	94	2,906
Cummins, Inc.	6	1,497
Curtiss-Wright Corp.	102	16,912
Deere & Co.	5	2,114
Eaton Corp. PLC	14	2,271
EMCOR Group, Inc.	184	27,278
Emerson Electric Co.	19	1,714
Fastenal Co.	47	2,376
FedEx Corp.	8	1,551
General Dynamics Corp.	5	1,165
General Electric Co.	48	3,863
Honeywell International, Inc.	24	5,004
Huntington Ingalls Industries, Inc.	75	16,541
Illinois Tool Works, Inc.	19	4,485
JB Hunt Transport Services, Inc.	250	47,263
Johnson Controls International PLC	47	3,270
Knight-Swift Transportation Holdings, Inc.	450	26,595
L3Harris Technologies, Inc.	7	1,504
Leidos Holdings, Inc.	197	19,471
Lockheed Martin Corp.	3	1,390
Norfolk Southern Corp.	9	2,212
Northrop Grumman Corp.	2	896
Old Dominion Freight Line, Inc.	20	6,665
Otis Worldwide Corp.	18	1,480
PACCAR, Inc.	13	1,421
Parker-Hannifin Corp.	11	3,586
Quanta Services, Inc.	235	35,765
Raytheon Technologies Corp.	30	2,996
Republic Services, Inc.	222	27,710
Rockwell Automation, Inc.	19	5,359
Thomson Reuters Corp.	40	4,759
Trane Technologies PLC	19	3,403
TransDigm Group, Inc.	8	5,742
Uber Technologies, Inc.*	272	8,413
Union Pacific Corp.	142	28,995
United Rentals, Inc.*	132	58,205
Verisk Analytics, Inc.	14	2,545
Waste Connections, Inc.	10	1,329
Waste Management, Inc.	113	17,484
WW Grainger, Inc.	2	1,179
		653,670

	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY – 25.3%
Accenture PLC, Class A	60	$16,743
Adobe, Inc.*	43	15,925
Advanced Micro Devices, Inc.*	322	24,198
Amdocs Ltd.	317	29,142
Amphenol Corp., Class A	68	5,424
Analog Devices, Inc.	64	10,974
Apple, Inc.	1,015	146,454
Applied Materials, Inc.	168	18,730
Arista Networks, Inc.*	36	4,537
Arrow Electronics, Inc.*	265	31,135
Autodesk, Inc.*	62	13,340
Automatic Data Processing, Inc.	26	5,871
Block, Inc.*	414	33,832
Broadcom, Inc.	34	19,890
Cadence Design Systems, Inc.*	40	7,313
CGI, Inc.*	30	2,575
Cisco Systems, Inc.	201	9,783
Cognizant Technology Solutions Corp., Class A	1,039	69,353
Corning, Inc.	56	1,938
Enphase Energy, Inc.*	8	1,771
Fidelity National Information Services, Inc.	90	6,754
Fiserv, Inc.*	37	3,947
Fortinet, Inc.*	196	10,259
Genpact Ltd.	593	28,037
Global Payments, Inc.	60	6,763
GLOBALFOUNDRIES, Inc.*	114	6,758
HP, Inc.	236	6,877
Intel Corp.	504	14,243
International Business Machines Corp.	27	3,638
Intuit, Inc.	43	18,175
Jabil, Inc.	320	25,162
Jack Henry & Associates, Inc.	150	27,013
Keysight Technologies, Inc.*	27	4,842
KLA Corp.	27	10,597
Lam Research Corp.	38	19,004
Marvell Technology, Inc.	538	23,215
Mastercard, Inc., Class A	63	23,348
Microchip Technology, Inc.	190	14,748
Micron Technology, Inc.	168	10,130
Microsoft Corp.	480	118,949
Motorola Solutions, Inc.	5	1,285
NVIDIA Corp.	260	50,796
NXP Semiconductors NV	74	13,639
ON Semiconductor Corp.*	277	20,346
Oracle Corp.	126	11,146
Palo Alto Networks, Inc.*	29	4,601
Paychex, Inc.	222	25,721
PayPal Holdings, Inc.*	134	10,920
QUALCOMM, Inc.	156	20,781
Roper Technologies, Inc.	3	1,280

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Concluded)	January 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Salesforce, Inc.*	112	$18,813
ServiceNow, Inc.*	31	14,109
Shopify, Inc., Class A*	565	27,837
Snowflake, Inc., Class A*	94	14,705
Synopsys, Inc.*	25	8,844
TD SYNNEX Corp.	587	59,962
TE Connectivity Ltd.	59	7,502
Texas Instruments, Inc.	72	12,759
Visa, Inc., Class A	92	21,179
VMware, Inc., Class A*	11	1,347
Workday, Inc., Class A*	80	14,514
		1,213,473
MATERIALS – 5.2%
Agnico Eagle Mines Ltd.	131	7,399
Air Products and Chemicals, Inc.	70	22,436
Barrick Gold Corp.	369	7,214
Berry Global Group, Inc.	458	28,272
Corteva, Inc.	21	1,353
Dow, Inc.	47	2,789
DuPont de Nemours, Inc.	19	1,405
Ecolab, Inc.	47	7,277
Franco-Nevada Corp.	36	5,281
Linde PLC	22	7,281
LyondellBasell Industries NV, Class A	348	33,648
Newmont Corp.	117	6,193
Nucor Corp.	38	6,423
Nutrien Ltd.	91	7,534
PPG Industries, Inc.	49	6,387
Reliance Steel & Aluminum Co.	231	52,541
Sherwin-Williams Co. (The)	27	6,388
Southern Copper Corp.	26	1,956
Steel Dynamics, Inc.	249	30,039
Teck Resources Ltd., Class B	97	4,200
Wheaton Precious Metals Corp.	114	5,214
		251,230
REAL ESTATE – 1.6%
American Tower Corp., REIT	35	7,819
Crown Castle International Corp., REIT	27	3,999
Digital Realty Trust, Inc., REIT	60	6,877
EastGroup Properties, Inc., REIT	184	30,958
Equinix, Inc., REIT	7	5,167
Prologis, Inc., REIT	70	9,050
Public Storage, REIT	7	2,130
Realty Income Corp., REIT	22	1,492
SBA Communications Corp., REIT	10	2,975
Simon Property Group, Inc., REIT	13	1,670
VICI Properties, Inc., REIT	42	1,436
Welltower, Inc., REIT	22	1,651
		75,224

	Number of Shares	Value
COMMON STOCKS (Continued)
UTILITIES – 3.0%
American Electric Power Co., Inc.	14	$1,315
American Water Works Co., Inc.	9	1,408
Brookfield Infrastructure Partners LP	86	3,039
CMS Energy Corp.	285	18,009
Consolidated Edison, Inc.	14	1,334
Constellation Energy Corp.	16	1,366
Dominion Energy, Inc.	22	1,400
Duke Energy Corp.	13	1,332
Entergy Corp.	177	19,166
Evergy, Inc.	260	16,289
Eversource Energy	17	1,400
Exelon Corp.	31	1,308
Fortis, Inc.	47	1,934
NextEra Energy, Inc.	114	8,508
PG&E Corp.*	91	1,447
Pinnacle West Capital Corp.	275	20,501
Public Service Enterprise Group, Inc.	28	1,734
Sempra Energy	9	1,443
Southern Co. (The)	19	1,286
WEC Energy Group, Inc.	211	19,832
Xcel Energy, Inc.	293	20,150
		144,201
TOTAL COMMON STOCKS
(Cost $4,752,546)		4,783,144

SHORT-TERM INVESTMENTS – 0.2%

Invesco Government & Agency Portfolio - Institutional Class, 4.30%(a)	10,457	10,457
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,457)		10,457
TOTAL INVESTMENTS – 100.0%
(Cost $4,763,003)		4,793,601
Liabilities in Excess of Other Assets – (0.0)%		(728)
TOTAL NET ASSETS – 100.0%		$4,792,873

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.

REIT	:	Real Estate Investment Trust